Voya Index Solution 2050 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 99.8%
	Affiliated Investment Companies: 99.8%
3,689,095	Voya Emerging Markets Index Portfolio - Class P2	$ 53,307,429	10.9
9,132,999	Voya International Index Portfolio - Class P2	105,942,785	21.8
1,518,893	Voya Russell Mid Cap Index Portfolio - Class P2	22,023,944	4.5
1,649,880	Voya Russell Small Cap Index Portfolio - Class P2	29,268,879	6.0
2,283,656	Voya U.S. Bond Index Portfolio - Class P2	24,800,506	5.1
12,430,798	Voya U.S. Stock Index Portfolio - Class P2	251,102,123	51.5

	Total Mutual Funds
	(Cost $404,695,742)	486,445,666	99.8

	Assets in Excess of Other Liabilities	819,776	0.2
	Net Assets	$ 487,265,442	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2021
Asset Table
Investments, at fair value
Mutual Funds	$486,445,666	$–	$–	$486,445,666
Total Investments, at fair value	$486,445,666	$–	$–	$486,445,666
Other Financial Instruments+
Futures	168,860	–	–	168,860
Total Assets	$486,614,526	$–	$–	$486,614,526
Liabilities Table
Other Financial Instruments+
Futures	$(42,080)	$–	$–	$(42,080)
Total Liabilities	$(42,080)	$–	$–	$(42,080)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2021 where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2020	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 03/31/2021	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class P2	$45,093,486	$7,588,176	$(537,547)	$1,163,314	$53,307,429	$-	$110,561	$-
Voya International Index Portfolio - Class P2	97,298,476	6,922,598	(1,591,790)	3,313,501	105,942,785	-	116,165	-
Voya Russell Mid Cap Index Portfolio - Class P2	20,015,149	1,192,404	(856,798)	1,673,189	22,023,944	-	(52,783)	-
Voya Russell Small Cap Index Portfolio - Class P2	18,529,697	11,084,437	(2,076,301)	1,731,046	29,268,879	-	784,504	-
Voya U.S. Bond Index Portfolio - Class P2	22,507,824	3,516,323	(236,988)	(986,653)	24,800,506	169,736	4,027	-
Voya U.S. Stock Index Portfolio - Class P2	238,404,054	14,786,260	(13,648,120)	11,559,929	251,102,123	-	2,663,601	-
	$441,848,686	$45,090,198	$(18,947,544)	$18,454,326	$486,445,666	$169,736	$3,626,075	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Index Solution 2050 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

At March 31, 2021, the following futures contracts were outstanding for Voya Index Solution 2050 Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Mini MSCI EAFE Index	42	06/18/21	$4,603,200	$(42,080)
S&P 500® E-Mini	7	06/18/21	1,388,590	22,287
			$5,991,790	$(19,793)
Short Contracts:
U.S. Treasury 10-Year Note	(44)	06/21/21	(5,761,250)	146,573
			$(5,761,250)	$146,573

At March 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $407,779,886.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$79,692,738
Gross Unrealized Depreciation	(900,178)
Net Unrealized Appreciation	$78,792,560